Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$617,288
2015	217,607
2016	177,000
2017	63,000
2018	27,000
Thereafter	92,917

$1,194,812